UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05848
                                                     ----------

                           The Gabelli Value Fund Inc.
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                    ----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                    ----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          -----------------

                   Date of fiscal year end: December 31, 2004
                                          ---------------------

                  Date of reporting period: September 30, 2004
                                          ---------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             COMMON STOCKS -- 98.2%
             AEROSPACE -- 0.7%
     13,000  Lockheed Martin Corp. ......... $      725,140
    140,000  Northrop Grumman Corp. ........      7,466,200
                                             --------------
                                                  8,191,340
                                             --------------
             AGRICULTURE -- 1.5%
     25,000  Agrium Inc. ...................        444,000
  1,000,000  Archer-Daniels-Midland Co. ....     16,980,000
     15,000  Terra Industries Inc.+ ........        129,900
                                             --------------
                                                 17,553,900
                                             --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 4.6%
     38,000  China Yuchai International Ltd.        529,340
  1,100,000  Dana Corp. ....................     19,459,000
    250,000  Genuine Parts Co. .............      9,595,000
    206,000  Modine Manufacturing Co. ......      6,202,660
    505,000  Navistar International Corp.+ .     18,780,950
                                             --------------
                                                 54,566,950
                                             --------------
             AVIATION: PARTS AND SERVICES -- 1.6%
     12,000  Barnes Group Inc. .............        329,640
     22,000  Curtiss-Wright Corp., Cl. B ...      1,190,200
    370,000  Fairchild Corp., Cl. A+ .......      1,472,600
    750,000  GenCorp Inc. ..................     10,162,500
     72,000  Sequa Corp., Cl. A+ ...........      3,759,120
     33,000  Sequa Corp., Cl. B+ ...........      1,781,670
                                             --------------
                                                 18,695,730
                                             --------------
             BROADCASTING -- 2.6%
    189,100  Gray Television Inc. ..........      2,250,290
    705,000  Liberty Corp. .................     28,016,700
     80,000  Paxson Communications Corp.+ ..        108,000
     85,000  Young Broadcasting Inc., Cl. A+        923,950
                                             --------------
                                                 31,298,940
                                             --------------
             BUSINESS SERVICES -- 1.2%
    630,000  Cendant Corp. .................     13,608,000
     17,800  ChoicePoint Inc.+ .............        759,170
     20,000  Nashua Corp.+ .................        221,000
                                             --------------
                                                 14,588,170
                                             --------------
             CABLE AND SATELLITE -- 6.6%
    140,000  Adelphia Communications Corp.,
               Cl. A+ ......................         51,800
  2,700,000  Cablevision Systems Corp., Cl. A+   54,756,000
     80,000  Charter Communications Inc.,
               Cl. A+ ......................        212,800
    350,000  Comcast Corp., Cl. A+ .........      9,884,000
    310,000  DIRECTV Group Inc.+ ...........      5,452,900
    259,200  Liberty Media International Inc.,
               Cl. A+ ......................      8,647,431
                                             --------------
                                                 79,004,931
                                             --------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             COMMUNICATIONS EQUIPMENT -- 3.7%
    500,000  Agere Systems Inc., Cl. B+ .... $      510,000
    593,000  Corning Inc.+ .................      6,570,440
    830,000  Lucent Technologies Inc.+ .....      2,631,100
    700,000  Motorola Inc. .................     12,628,000
    840,000  Nortel Networks Corp.+ ........      2,856,000
     40,000  Scientific-Atlanta Inc. .......      1,036,800
    650,000  Thomas & Betts Corp.+ .........     17,433,000
                                             --------------
                                                 43,665,340
                                             --------------
             CONSUMER PRODUCTS -- 3.3%
    280,000  Energizer Holdings Inc.+ ......     12,908,000
     90,000  Gallaher Group plc, ADR .......      4,182,300
        500  Givaudan SA ...................        303,916
    159,800  Hartmarx Corp.+ ...............      1,185,716
     36,000  National Presto Industries Inc.      1,505,520
    200,000  Pactiv Corp.+ .................      4,650,000
    909,000  Swedish Match AB ..............      9,614,159
    195,000  Wolverine World Wide Inc. .....      4,914,000
                                             --------------
                                                 39,263,611
                                             --------------
             CONSUMER SERVICES -- 1.1%
    276,000  IAC/InterActiveCorp+ ..........      6,077,520
    305,000  Rollins Inc. ..................      7,408,450
                                             --------------
                                                 13,485,970
                                             --------------
             DIVERSIFIED INDUSTRIAL -- 3.7%
     50,000  Ampco-Pittsburgh Corp. ........        663,000
    170,000  Cooper Industries Ltd., Cl. A .     10,030,000
    270,000  Crane Co. .....................      7,808,400
     50,000  Harbor Global Co. Ltd.+ .......        500,000
    535,000  Honeywell International Inc. ..     19,185,100
     30,000  ITT Industries Inc. ...........      2,399,700
    244,000  Katy Industries Inc.+ .........      1,298,080
    100,100  Lamson & Sessions Co.+ ........        910,910
    100,000  Walter Industries Inc. ........      1,602,000
     75,000  WHX Corp.+ ....................         81,750
                                             --------------
                                                 44,478,940
                                             --------------
             ELECTRONICS -- 0.6%
    235,000  Texas Instruments Inc. ........      5,000,800
     90,000  Thermo Electron Corp.+ ........      2,431,800
      5,000  Tyco International Ltd. .......        153,300
                                             --------------
                                                  7,585,900
                                             --------------
             ENERGY AND UTILITIES -- 2.1%
    110,000  Allegheny Energy Inc.+ ........      1,755,600
    100,000  ConocoPhillips ................      8,285,000
     65,000  Kerr-McGee Corp. ..............      3,721,250
    200,000  Mirant Corp.+ .................         82,000
    110,000  NiSource Inc. (SAILS)+ ........        280,500
    389,000  Northeast Utilities ...........      7,542,710
    144,000  Southwest Gas Corp. ...........      3,448,800
                                             --------------
                                                 25,115,860
                                             --------------

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT -- 16.6%
     60,000  Dover Motorsports Inc. ........  $     257,400
    100,000  Fox Entertainment Group Inc.,
               Cl. A+ ......................      2,774,000
    214,000  GC Companies Inc.+ ............        184,040
  1,100,000  Gemstar-TV Guide
               International Inc.+ .........      6,215,000
    145,000  Grupo Televisa SA, ADR ........      7,645,850
  4,320,000  Liberty Media Corp., Cl. A+ ...     37,670,400
    150,000  Metro-Goldwyn-Mayer Inc.+ .....      1,735,500
    250,000  The Walt Disney Co. ...........      5,637,500
  1,400,000  Time Warner Inc.+ .............     22,596,000
  2,700,000  Viacom Inc., Cl. A ............     91,800,000
    800,000  Vivendi Universal SA, ADR+ ....     20,584,000
     40,000  World Wrestling
               Entertainment Inc. ..........        488,800
                                             --------------
                                                197,588,490
                                             --------------
             ENVIRONMENTAL SERVICES -- 1.9%
    100,000  Allied Waste Industries Inc.+ .        885,000
    260,000  Republic Services Inc. ........      7,737,600
    525,000  Waste Management Inc. .........     14,353,500
                                             --------------
                                                 22,976,100
                                             --------------
             EQUIPMENT AND SUPPLIES -- 2.2%
    210,000  CIRCOR International Inc. .....      4,095,000
    330,000  Flowserve Corp.+ ..............      7,979,400
    115,000  Gerber Scientific Inc.+ .......        757,850
    250,000  GrafTech International Ltd.+ ..      3,487,500
    386,500  Watts Water Technologies Inc.,
               Cl. A .......................     10,377,525
                                             --------------
                                                 26,697,275
                                             --------------
             FINANCIAL SERVICES -- 2.5%
    500,000  American Express Co. ..........     25,730,000
     30,000  Deutsche Bank AG, ADR .........      2,158,200
     60,000  Janus Capital Group Inc. ......        816,600
    140,000  Phoenix Companies Inc. ........      1,458,800
                                             --------------
                                                 30,163,600
                                             --------------
             FOOD AND BEVERAGE -- 6.2%
    170,000  Corn Products International Inc.     7,837,000
    190,000  Del Monte Foods Co.+ ..........      1,993,100
    220,000  Diageo plc, ADR ...............     11,094,600
    455,000  Flowers Foods Inc. ............     11,761,750
     90,000  Fomento Economico Mexicano
              SA de CV, ADR ................      3,976,200
    240,000  Heinz (H.J.) Co. ..............      8,644,800
      2,000  Hershey Foods Corp. ...........         93,420
    125,000  Kerry Group plc, Cl. A ........      2,751,030
  1,200,000  PepsiAmericas Inc. ............     22,920,000
     45,000  Wrigley (Wm.) Jr. Co. .........      2,848,950
                                             --------------
                                                 73,920,850
                                             --------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             HEALTH CARE -- 0.6%
     70,000  IVAX Corp.+ ................... $    1,340,500
     60,000  Sola International Inc.+ ......      1,143,000
    145,000  Sybron Dental Specialties Inc.+      4,305,050
                                             --------------
                                                  6,788,550
                                             --------------
             HOTELS AND GAMING -- 5.1%
    502,000  Aztar Corp.+ ..................     13,303,000
     84,000  Dover Downs Gaming &
               Entertainment Inc. ..........        864,360
    240,000  Gaylord Entertainment Co.+ ....      7,440,000
  4,000,000  Hilton Group plc ..............     20,031,840
    850,000  Hilton Hotels Corp. ...........     16,014,000
      7,000  Kerzner International Ltd.+ ...        307,790
     55,000  MGM Mirage+ ...................      2,730,750
                                             --------------
                                                 60,691,740
                                             --------------
             MACHINERY -- 0.6%
    135,000  CNH Global NV .................      2,643,300
     75,000  Deere & Co. ...................      4,841,250
                                             --------------
                                                  7,484,550
                                             --------------
             MANUFACTURED HOUSING -- 0.5%
    590,000  Champion Enterprises Inc.+ ....      6,071,100
                                             --------------
             METALS AND MINING -- 2.8%
    320,000  Barrick Gold Corp. ............      6,732,800
    124,000  Kinross Gold Corp.+ ...........        840,720
    465,000  Newmont Mining Corp. ..........     21,171,450
    215,000  Placer Dome Inc. ..............      4,274,200
                                             --------------
                                                 33,019,170
                                             --------------
             PUBLISHING -- 10.1%
    200,000  Belo Corp., Cl. A .............      4,508,000
  1,340,000  Media General Inc., Cl. A .....     74,973,000
     90,000  Meredith Corp. ................      4,624,200
    510,000  PRIMEDIA Inc.+ ................      1,198,500
    430,000  Reader's Digest Association Inc.     6,273,700
    310,000  Scripps (E.W.) Co., Cl. A .....     14,811,800
    340,000  Tribune Co. ...................     13,991,000
                                             --------------
                                                120,380,200
                                             --------------
             REAL ESTATE -- 0.3%
    135,000  Griffin Land & Nurseries Inc.+       3,240,000
                                             --------------
             RETAIL -- 3.1%
    150,000  Albertson's Inc. ..............      3,589,500
    700,000  AutoNation Inc.+ ..............     11,956,000
     20,000  Burlington Coat Factory
               Warehouse Corp. .............        424,600
    130,000  Ingles Markets Inc., Cl. A ....      1,567,800
    255,000  Neiman Marcus Group Inc., Cl. B     13,578,750
    300,000  Safeway Inc.+ .................      5,793,000
                                             --------------
                                                 36,909,650
                                             --------------

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             COMMON STOCKS (CONTINUED)
             SPECIALTY CHEMICALS -- 1.4%
    200,000  Ferro Corp. ................... $    4,362,000
    800,000  Hercules Inc.+ ................     11,400,000
     25,000  IMC Global Inc.+ ..............        434,750
     50,900  Sensient Technologies Corp. ...      1,101,476
                                             --------------
                                                 17,298,226
                                             --------------
             TELECOMMUNICATIONS -- 5.2%
    260,000  AT&T Corp. ....................      3,723,200
     88,000  CenturyTel Inc. ...............      3,013,120
  1,140,000  Cincinnati Bell Inc.+ .........      3,978,600
    190,000  Commonwealth Telephone
              Enterprises Inc.+ ............      8,274,500
  2,000,000  Qwest Communications
              International Inc.+ ..........      6,660,000
    195,000  Rogers Communications Inc., Cl. B    3,940,950
  1,600,000  Sprint Corp. ..................     32,208,000
                                             --------------
                                                 61,798,370
                                             --------------
             TRANSPORTATION -- 0.0%
     90,000  Grupo TMM SA, Cl. A, ADR+ .....        213,300
                                             --------------
             WIRELESS COMMUNICATIONS -- 5.8%
    600,000  AT&T Wireless Services Inc.+ ..      8,868,000
    350,000  Nextel Communications Inc.,
               Cl. A+ ......................      8,344,000
    220,000  Rogers Wireless Communications Inc.,
              Cl. B+ .......................      6,910,200
  1,100,000  Telecom Italia Mobile SpA .....      5,929,330
    460,000  Telephone & Data Systems Inc. .     38,718,200
                                             --------------
                                                 68,769,730
                                             --------------
             TOTAL COMMON STOCKS ...........  1,171,506,483
                                             --------------
             PREFERRED STOCKS -- 1.3%
             PUBLISHING -- 1.3%
    495,384  News Corp. Ltd., Pfd., ADR ....     15,520,380
                                             --------------

    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    --------                                       ------
             REPURCHASE AGREEMENTS -- 0.6%
 $7,141,000  State Street Bank and Trust Co.,
              1.650%, dated 09/30/04,
              due 10/01/04, proceeds
              at maturity,
              $7,141,327 (a) ............... $    7,141,000
                                             --------------
             TOTAL INVESTMENTS -- 100.1%
              (Cost $868,578,700) ..........  1,194,167,863

             OTHER ASSETS AND LIABILITIES
               (NET) -- (0.1)% .............       (737,821)
                                             --------------
             NET ASSETS -- 100.0% .......... $1,193,430,042
                                             ==============
------------------
              For Federal tax purposes:
              Aggregate cost ............... $  868,578,700
                                             ==============
              Gross unrealized appreciation  $  350,535,871
              Gross unrealized depreciation     (24,946,708)
                                             --------------
              Net unrealized appreciation
                (depreciation) ............. $  325,589,163
                                             ==============

------------------
(a) Collateralized by U.S. Treasury Note, 1.500%, due 07/31/05, market value $7,285,496.
+       Non-income producing security.
ADR   - American Depository Receipt.
SAILS - Stock Appreciation Income Linked Securities.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Value Fund Inc.
            -----------------------------------

By (Signature and Title)*     /s/ Bruce N. Alpert
                         -------------------------------------------------------
                              Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                Bruce N. Alpert, Principal Executive
                                Officer & Principal
                                Financial Officer


Date     November 26, 2004
    ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.